RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 5) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Credit concentrations with respect to derivative instruments
Period after which receivables are classified as past due	30 days
Derivative instruments
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	746	807
Letters of credit provided in lieu of providing cash collateral to counterparties	81
Cash collateral on asset exposure	18	0
Derivative instruments | Canadian financial institutions
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	230	306
Derivative instruments | United States financial institutions
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	227	129
Derivative instruments | European financial institutions
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	192	244
Derivative instruments | Other
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	97	128